Intangibles (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of movements in intangibles

	Goodwill	Concessions	Software	Research and development project	Total
Balance as of December 31, 2021	3,208	5,223	86	494	9,011
Additions	-	1,087	39	-	1,126
Disposals	-	(13)	-	-	(13)
Amortization	-	(229)	(43)	-	(272)
Translation adjustment	(19)	366	5	34	386
Balance as of December 31, 2022	3,189	6,434	87	528	10,238
Cost	3,189	7,808	564	528	12,089
Accumulated amortization	-	(1,374)	(477)	-	(1,851)
Balance as of December 31, 2022	3,189	6,434	87	528	10,238
Additions	-	1,013	53	6	1,072
Disposals	-	(14)	-	-	(14)
Amortization	-	(251)	(41)	-	(292)
Transfer to held for sale (PTVI)	(68)	-	(1)	-	(69)
Translation adjustment	142	507	6	41	696
Balance as of December 31, 2023	3,263	7,689	104	575	11,631
Cost	3,263	9,394	634	575	13,866
Accumulated amortization	-	(1,705)	(530)	-	(2,235)
Balance as of December 31, 2023	3,263	7,689	104	575	11,631

Schedule of estimated useful lives of intangibles

Useful life
Railway concessions	5 to 37 years
Research and development project	19 years
Software	5 years